CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME- Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Increase (decrease) in contract and other deferred assets	$ 252		$ 33
Increase (decrease) in contract liabilities and deferred income	868		3,111
Increase (decrease) to net contractual service agreements due to billings	(1,173)		5,047
Increase (decrease) to net contractual service agreements due to net favorable (unfavorable) change in estimated profitability	(29)		34
Increase (decrease) to net contractual service agreements due to revenues recognized	1,174		4,658
Revenue recognized included in contract liability	2,747	$ 2,600	8,331	$ 7,065
Performance obligations expected to be satisfied	116,293		115,598
Contract customer assets decrease due to billings			279
Equipment
Capitalized Contract Cost [Line Items]
Performance obligations expected to be satisfied	$ 42,210		$ 40,478
Equipment | Performance obligation satisfaction, period one | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	45.00%		51.00%
Performance obligations expected to be satisfied, expected timing	1 year		1 year
Equipment | Performance obligation satisfaction, period two | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	71.00%		77.00%
Performance obligations expected to be satisfied, expected timing	2 years		2 years
Equipment | Performance obligation satisfaction, period three | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	93.00%		100.00%
Performance obligations expected to be satisfied, expected timing	5 years		5 years
Services
Capitalized Contract Cost [Line Items]
Performance obligations expected to be satisfied	$ 74,083		$ 75,120
Services | Performance obligation satisfaction, period one | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	16.00%		16.00%
Performance obligations expected to be satisfied, expected timing	1 year		1 year
Services | Performance obligation satisfaction, period two | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	52.00%		51.00%
Performance obligations expected to be satisfied, expected timing	5 years		5 years
Services | Performance obligation satisfaction, period three | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	77.00%		77.00%
Performance obligations expected to be satisfied, expected timing	10 years		10 years
Services | Performance obligation satisfaction, period four | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Capitalized Contract Cost [Line Items]
Performance obligation expected to be satisfied (as a percent)	91.00%		90.00%
Performance obligations expected to be satisfied, expected timing	15 years		15 years